RESEARCH EXPENSES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
RESEARCH EXPENSES

18 RESEARCH EXPENSES

	2021	2022	2023
	S$	S$	S$

Employee benefits expenses (Note 19)	400,250	500,038	642,533
Depreciation of property, plant and equipment (Note 7)	217,945	270,421	272,886
Amortization of intangible assets (Note 8)	10,700	10,700	4,209
Consumables expense	304,120	310,938	489,112
Royalty expenses	10,700	9,592	30,382
Professional fees	63,387	317,613	20,779
Electricity expenses	60,366	64,968	62,515
Others	23,155	38,495	67,277
Total	1,090,623	1,522,765	1,589,693